Subsequent Event (Details) - Subsequent Event [Member] - shares	1 Months Ended
	Sep. 28, 2019	Aug. 27, 2019
Subsequent Event (Textual)
Resale of shareholders		10,671,638
Share Purchase Agreement [Member]
Subsequent Event (Textual)
VIE agreements, description	Pursuant to the SPA, the Company shall deliver to the 39 Pu Shareholders total consideration of US$7.2 million ("Total Consideration"), of which US$3.00 million shall be paid in cash ("Cash Consideration") and US$4.2 million shall be paid in ordinary shares, no par value ("Ordinary Shares"), of the Company, at a price of US$0.30 per share, for a total of 14,000,000 Ordinary Shares ("Share Consideration"), in exchange for 39 Pu and 39 Pu Shareholders to enter into VIE Agreements (the "VIE Agreements") with WFOE. The VIE Agreements are designed to provide WFOE with the power, rights and obligations equivalent in all material respects to those it would possess as the majority equity holder of 39 Pu, including absolute rights to control the management, operations, assets, property and revenue of 39 Pu. 39 Pu has the necessary license to carry out the tea business in China.
Share purchase agreement, description	At the closing of the SPA (the "Closing"), the Company shall make the initial payment of US$2.4 million in immediately available cash and issue 10,000,000 Ordinary Shares. The remaining portion of the Cash Consideration of $0.6 million and Share Consideration of 4,000,000 Ordinary Shares will be delivered according to the earn-out payment based on the financial performance of 39 Pu in its next fiscal year.
39 Pu [Member]
Subsequent Event (Textual)
Equity interest, percentage	51.00%